Stockholders' Equity - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 02, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 19, 2018	Dec. 11, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in shares)	2,000,000,000	582,981,484	2,000,000,000	582,981,484
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock converted, reverse recapitalization (in shares)	495,242,606
Sale of stock, number of shares issued in transaction (in shares)	55,000,000
Sale of stock, consideration received on transaction	$ 550,000,000.0
Aggregate intrinsic value of options exercised			$ 41,600,000	$ 15,400,000
Weighted average grant date, fair value (in dollars per share)			$ 2.16	$ 0.70
Exercises in period, forgiveness (in shares)	9,400,000
Exercises in period, forgiveness, intrinsic value	$ 94,000,000.0
Incremental stock option charge, number of shares subject to repurchase (in shares)			2,948,602
Early exercise of stock options liability for unvested awards		$ 2,500,000	$ 2,200,000	$ 2,500,000
Number of shares subject to repurchase related to early exercise of stock option (in shares)		2,399,245	2,060,221	2,399,245
Share-based compensation expense			$ 24,300,000	$ 17,200,000
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan modification, incremental charge			$ 2,600,000
the 2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent			100.00%
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	78,000,000
Percentage of issued and outstanding stock, maximum			5.00%
2021 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
2021 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock converted, reverse recapitalization (in shares)	495,242,606
Common stock warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, warrants exercised (in shares)	3,911,610
Cancelled (in shares)	5,564,492
Common stock warrant | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities called by warrants or rights (in shares)	27,202,571
Warrant Issued on December 11, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant shares outstanding (in shares)			4,738,051			4,738,051
Warrant Issued on February 19, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant shares outstanding (in shares)			4,738,051		4,738,051
Vested (in shares)		62,500
Plan modification, incremental charge		$ 1,000,000.0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan modification, incremental charge			$ 2,100,000
Unrecognized compensation cost			$ 28,900,000
Unrecognized compensation cost, period for recognition			2 years 4 months 24 days
Expected term			10 years
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			5 years 4 months 24 days	5 years 7 months 6 days
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years 6 months	6 years 1 month 6 days
Options | the 2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term period			10 years
Vesting period			4 years
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding in period (in shares)		0	27,170,930	0
Vested (in shares)			187,125
Unrecognized compensation cost			$ 106,300,000
Unrecognized compensation cost, period for recognition			3 years 3 months 18 days
Nonvested, weighted average grant date fair value (in dollars per share)		$ 0	$ 3.91	$ 0
RSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
RSU | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
RSU | the 2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Restricted Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)				133,871
Restricted Share | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Restricted Share | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Performance Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			18 months
Outstanding in period (in shares)			1,768,419
Unrecognized compensation cost			$ 6,200,000
Nonvested, weighted average grant date fair value (in dollars per share)			$ 5.21
Share-based compensation expense			$ 3,000,000.0
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock, percent			85.00%
Number of shares authorized for issuance (in shares)			13,000,000
Percentage of issued and outstanding stock, maximum			1.00%
Maximum employee subscription amount			$ 25,000,000,000
Look back feature			6 months
Issued (in shares)			0